Share-based payment (Details) - Schedule of fair value of the options granted	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payment (Details) - Schedule of fair value of the options granted [Line Items]
Price per share	NIS 1.477
Exercise price	NIS 1.639
Expected volatility	46.00%	48.00%	48.00%
Expected term	10 years	10 years	10 years
Risk-free interest	2.97%	1.53%	1.53%
Expected dividend rate
Bottom of range [member]
Share-based payment (Details) - Schedule of fair value of the options granted [Line Items]
Price per share		24.1	5.4
Exercise price		25.2	0.03
Risk-free interest	2.16%
Top of range [member]
Share-based payment (Details) - Schedule of fair value of the options granted [Line Items]
Price per share		28.5	29.8
Exercise price		36	23.466
Risk-free interest	3.11%